Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 1,240	$ 1,173	$ 855	$ 344
Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	328	297	205
Past Service Cost	0	71	32
(Gain) or Loss on Settlement or curtailment	0	0	2
Net Interest on the Net Defined Benefit Liability	248	231	200
Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,240	1,173	855
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,281	3,110
Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	244	229	170
Past Service Cost	0	71	(44)
(Gain) or Loss on Settlement or curtailment	0	0	2
Net Interest on the Net Defined Benefit Liability	197	188	176
Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,038	934	790
Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	84	68	35
Past Service Cost	0	0	76
(Gain) or Loss on Settlement or curtailment	0	0	0
Net Interest on the Net Defined Benefit Liability	51	43	24
Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	202	$ 239	$ 65
Actuarial Assumption of Discount Rates | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	345
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	284
Actuarial Assumption of Discount Rates | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,636
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	255
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	226
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,463
Actuarial Assumption of Discount Rates | Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	90
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	58
Actuarial Assumption of Discount Rates | Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	173
Actuarial Assumption of Expected Rates of Salary Increases | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	286
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	217
Actuarial Assumption of Expected Rates of Salary Increases | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,433
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	211
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	172
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,288
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Income statement
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	75
Past Service Cost	0
(Gain) or Loss on Settlement or curtailment	0
Net Interest on the Net Defined Benefit Liability	45
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Accumulated OCI
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 145